Capital adjustments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital adjustments [Abstract]
Beginning balance	₩ (1,116,770)	₩ (552,895)
Acquisition of treasury stock	(150,467)	(444,077)	₩ (155,923)
Disposal and Retirement of treasury stocks	601,809	0
Acquisition commitment amount for subsidiaries' remaining shares	(22,019)	(125,830)
Other transactions with owners	(488)	6,032
Ending balance	₩ (687,935)	₩ (1,116,770)	₩ (552,895)